Note 17 - Concentrations of Credit Risk (Details) - Concentration Risk - Accounts Receivable ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)		Dec. 31, 2015 USD ($)
Concentration Risk [Line Items]
Accounts Receivable ($)	¥ 241,264		¥ 186,150		$ 37,245
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable ($)	¥ 109,254		¥ 83,947
Accounts Receivable (%)	45.00%		45.00%
PICC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable ($)	¥ 53,851		¥ 32,117
Accounts Receivable (%)	22.00%		17.00%
China Pacific Property Insurance Co. Ltd [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable ($)	¥ 28,947		¥ 22,927
Accounts Receivable (%)	12.00%		12.00%
Ping An Property and Casualty Insurance Company of China Ltd [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable ($)		[1]	¥ 28,903
Accounts Receivable (%)		[1]	16.00%
Huaxia Life Insurance Company Limited [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable ($)	¥ 26,456			[1]
Accounts Receivable (%)	11.00%			[1]

[1]	represented less than 10% of account receivables as of the year end.